Financial Risk Management - Summary of Financial Instruments Foreign Currencies (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	₩ 90,628,057	₩ 82,317,697
Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	12,176,389	9,700,963
Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	10,030,220	8,767,472
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	324,306	479,224
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	457,518	171,343
Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	47,407,686	45,492,043
Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	10,238,262	8,087,521
Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	5,823,382	4,854,759
Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,170,294	4,764,372
Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	85,704,796	78,278,657
Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,046,798	1,123,670
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	861,503	992,217
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	175,641	157,932
Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	41,959,650	36,113,227
Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	22,274,880	21,131,182
Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	14,345,089	12,380,908
Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	5,041,235	6,379,521
USD | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	64,951,453	59,134,395
USD | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	9,171,037	6,651,597
USD | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,481,069	7,594,682
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	288,228	399,244
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	457,414	166,801
USD | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	31,598,425	32,119,823
USD | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	7,789,037	6,076,271
USD | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,544,607	2,730,263
USD | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,621,636	3,395,714
USD | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	62,537,053	56,872,553
USD | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,024,957	1,123,670
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	724,036	735,627
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	161,114	154,120
USD | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	30,041,679	25,777,256
USD | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	16,231,860	15,895,866
USD | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	9,785,607	8,412,413
USD | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	4,567,800	4,773,601
JPY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,666,419	1,468,266
JPY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	739,998	579,744
JPY | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,104	2,320
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,111	374
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	877,024	785,006
JPY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	38,182	100,822
JPY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,289,168	2,603,412
JPY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	48,351	4,566
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,658,775	1,763,971
JPY | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	452,189	743,356
JPY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	129,853	91,519
EUR | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	5,180,170	4,367,720
EUR | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	328,861	363,520
EUR | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	945,556	699,951
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	10,297	22,395
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	225
EUR | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,474,346	2,866,108
EUR | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	278,806	288,852
EUR | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	44,358	41,406
EUR | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	97,946	85,263
EUR | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	7,235,255	6,614,155
EUR | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	76,968	45,359
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,264	1,246
EUR | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,645,279	1,822,443
EUR | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,492,914	944,944
EUR | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,902,818	2,959,534
EUR | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	115,012	840,629
GBP | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,605,689	1,397,081
GBP | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	61,561	52,992
GBP | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	152,459	119,801
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	616	4,012
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2	4
GBP | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,069,013	979,163
GBP | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	50,415	4,591
GBP | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	227,140	199,589
GBP | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	44,483	36,929
GBP | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,315,233	1,084,903
GBP | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	214	108
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,144	252
GBP | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,058,101	761,371
GBP | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	229,757	314,177
GBP | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
GBP | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	26,017	8,995
CNY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,501,855	3,262,540
CNY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	566,160	408,390
CNY | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	404	1,799
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	13,604	1,173
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
CNY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,114,302	1,648,885
CNY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	549,307	654,436
CNY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	200,747	32,579
CNY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	57,331	515,278
CNY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,983,324	2,839,846
CNY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,002	11
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,519,261	1,787,865
CNY | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	372,293	506,248
CNY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	88,768	545,722
Others | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	13,722,471	12,687,695
Others | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,308,772	1,644,720
Others | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	447,628	348,919
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,450	52,026
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	102	4,313
Others | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,274,576	7,093,058
Others | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,570,697	1,063,371
Others | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,806,530	1,850,922
Others | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	310,716	630,366
Others | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	9,344,763	8,263,788
Others | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	21,841	0
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	8,932	206,546
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	11,119	2,314
Others | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	5,036,555	4,200,321
Others | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,495,867	2,726,591
Others | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	656,664	1,008,961
Others | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	₩ 113,785	₩ 119,055